Financial Instruments - Cross Currency Risk Exposures Interest Rate Swaps (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	$ 3,317	$ 3,296
Borrowings before currency hedging arrangements	3,255	3,216
Canada, Dollars [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements		3
Borrowings before currency hedging arrangements	435	405
United States of America, Dollars [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	3,316	3,293
Borrowings before currency hedging arrangements	2,819	$ 2,811
Other Currencies [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	1
Borrowings before currency hedging arrangements	$ 1